Document and Entity Information	Sep. 10, 2021
Cover [Abstract]
Entity Registrant Name	SALEM MEDIA GROUP, INC. /DE/
Amendment Flag	false
Entity Central Index Key	0001050606
Document Type	8-K
Document Period End Date	Sep. 10, 2021
Entity Incorporation State Country Code	DE
Entity File Number	000-26497
Entity Tax Identification Number	77-0121400
Entity Address, Address Line One	4880 Santa Rosa Road
Entity Address, City or Town	Camarillo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93012
City Area Code	(805)
Local Phone Number	987-0400
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock,$0.01 par value per share
Trading Symbol	SALM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false